long-term debt - TELUS Communications Inc. debentures (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD CAD / NotesSeries	Dec. 31, 2016 CAD
TELUS Communications Inc. debentures
Long-term debt	CAD 13,660	CAD 12,931
10.65% Debentures, Series 3
TELUS Communications Inc. debentures
Borrowings, interest rate	10.65%
Issued	June 1991
Maturity	June 2021
Borrowings, issue price | CAD / NotesSeries	998.00
Principal face amount: Originally issued	CAD 175
Long-term debt	CAD 175
9.65% Debentures, Series 5
TELUS Communications Inc. debentures
Borrowings, interest rate	9.65%
Issued	April 1992
Maturity	April 2022
Borrowings, issue price | CAD / NotesSeries	972.00
Principal face amount: Originally issued	CAD 150
Long-term debt	CAD 249
Period for exchange of debentures	4 years
Exchange of debentures	CAD 99
8.80% Debentures, Series B
TELUS Communications Inc. debentures
Borrowings, interest rate	8.80%
Issued	September 1995
Maturity	September 2025
Borrowings, issue price | CAD / NotesSeries	995.10
Principal face amount: Originally issued	CAD 200
Long-term debt	CAD 200
Redemption present value spread - Basis points	0.15%
Redemption of debentures, notice period	30 days
Redemption price percentage	100.00%